Trade payables and accrued liabilities (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Trade Payables and Accrued Liabilities [Abstract]
Trade payables	$ 623,971	$ 635,622
Wages payables	152,232	80,573
Due to related parties (Note 16)	99,465	83,331
Accrued liabilities	105,586	463,335
Trade payables and accrued liabilities	$ 981,254	$ 1,262,861